Document and Entity Information	12 Months Ended
Apr. 30, 2021 shares
Cover [Abstract]
Entity Registrant Name	Uranium Royalty Corp.
Entity Central Index Key	0001711570
Document Type	40-F
Document Period End Date	Apr. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	74,604,531
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Annual Report	true